1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
Building [Member]
Estimated useful lives	P40Y
Facilities and plant equipment [Member] | Minimum [Member]
Estimated useful lives	P10Y
Facilities and plant equipment [Member] | Maximum [Member]
Estimated useful lives	P25Y
Other equipment, vehicles and furniture [Member] | Minimum [Member]
Estimated useful lives	P5Y
Other equipment, vehicles and furniture [Member] | Maximum [Member]
Estimated useful lives	P10Y